Segment Information - Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Sales revenue	¥ 15,888,617	¥ 15,361,146	¥ 13,999,200
Non-current assets other than financial instruments and deferred tax assets	8,337,705	8,061,102	8,248,658
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	15,888,617	15,361,146	13,999,200
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	2,695,603	2,580,515	2,492,467
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,394,584	2,240,033	2,114,833
United States [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	3,956,228	3,784,531	4,067,831
United States [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	7,480,382	7,028,633	6,755,460
Other [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	1,685,874	1,696,056	1,688,360
Other [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ 6,013,651	¥ 6,092,480	¥ 5,128,907